Secured Loans and Credit Facilities - Disclosed in the Consolidated Balance Sheets (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 17,257,750	$ 14,427,250
Long-term debt	162,857,176	181,114,926
Total	$ 180,114,926	$ 195,542,176